Leases (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Remaining lease term	1 year 6 months
Office lease term	2 years
Leases initial term	12 months
Interest Expense	$ 1,000
Operating Lease, Monthly Rental Amount	1,022
Future Minimum Payments, Present Value	17,000
Net book value of leased assets	7,200,000	$ 7,400,000
Operating leases future minimum lease payment	$ 18,000
Weighted average discount rate lease liabilities	3.60%
Discount rate	3.60%